Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Expenses

9. Accrued Expenses

	September 30, 2021	December 31, 2020
Payroll and related	$1,576	$563
Professional service fees	991	693
Construction costs	8,331	2,574
Other accrued liabilities	1,044	352
Incentive compensation	2,510	—
Utilities	64	384
Interest on convertible debt with a related party	—	618
Total accrued expenses	$14,516	$5,184

3.   Accrued Expenses

Accrued expenses consist of the following as of December 31:

	2020	2019
Accrued construction costs	$2,574	$—
Accrued professional service fees	693	35
Accrued interest on convertible debt with a related party	618	—
Accrued payroll	563	2
Accrued utilities	384	—
Other accrued liabilities	352	12
Total accrued expenses	$5,184	$49